SEGMENT INFORMATION - Revenue From External Customers Based Major Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 472,672	$ 425,772	$ 433,893
At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	427,192	395,818	407,410
Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	45,480	29,954	26,483
North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	72,608	58,649	77,329
North Asia | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	69,107	55,982	77,287
North Asia | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	3,501	2,667	42
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	172,793	166,925	171,841
Thailand | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	172,766	166,832	171,613
Thailand | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	27	93	228
ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	227,271	200,198	184,723
ROW | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	185,319	173,004	158,510
ROW | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	41,952	27,194	26,213
Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Power
Disclosure Of Geographical Areas [Line Items]
Revenue	229,392	221,074	182,171
Power | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	0	9	92
Power | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	70,947	80,564	46,340
Power | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	158,445	140,501	135,739
Power | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Enamel
Disclosure Of Geographical Areas [Line Items]
Revenue	151,313	137,441	178,124
Enamel | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	68,980	55,959	76,002
Enamel | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	82,333	79,510	102,122
Enamel | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	0	1,972	0
Enamel | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
SDI
Disclosure Of Geographical Areas [Line Items]
Revenue	63,388	57,695	45,931
SDI | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	3,501	2,667	1,209
SDI | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
SDI | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	59,887	55,028	44,722
SDI | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	28,579	9,562	27,667
Others | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	127	14	26
Others | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	19,513	6,851	23,379
Others | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	8,939	2,697	4,262
Others | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 0	$ 0	$ 0